Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following as of December 31, 2012 and 2011:

	Estimated			Impairment	Net Carrying
	Life in	Allocated	Accumulated	and Other	Value
	Years	Value	Amortization	Adjustments	December 31, 2012

Patent	17	$2,469,226	$(290,472)	$(2,178,754)	$-
Websites	3	1,744,800	(1,575,212)	(169,588)	-
Content library	5	1,613,771	(1,378,523)	(235,248)	-
		$5,827,797	$(3,244,207)	$(2,583,590)	$-

	Estimated				Net Carrying
	Life in	Allocated	Accumulated		Value
	Years	Value	Amortization	Impairment	December 31, 2011

Patent	17	$2,468,951	$(145,236)	$-	$2,323,715
Websites	3	1,744,800	(998,658)	-	746,142
Content library	5	3,334,000	(1,055,771)	(1,720,229)	558,000
		$7,547,751	$(2,199,665)	$(1,720,229)	$3,627,857